Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000006316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000006319
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000006318
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
Without Sales Load [Member] | C000006316
Average Annual Return [Line Items]
Average Annual Return, Percent	14.21%	4.61%	6.78%
Without Sales Load [Member] | C000155977
Average Annual Return [Line Items]
Average Annual Return, Percent	13.33%	3.80%	6.13%
Without Sales Load [Member] | C000006319
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%	4.95%	7.14%
Without Sales Load [Member] | C000006318
Average Annual Return [Line Items]
Average Annual Return, Percent	13.61%	4.07%	6.23%
Morgan Stanley Index: MSCI Europe Index Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Index
Average Annual Return, Percent	23.19%	13.66%	7.47%
Morgan Stanley Index: MSCI Europe Index Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Index
Average Annual Return, Percent	23.19%	13.66%	7.47%
Morgan Stanley Index: MSCI Europe Index Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Index
Average Annual Return, Percent	23.19%	13.66%	7.47%
Morgan Stanley Index: MSCI Europe Index Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Index
Average Annual Return, Percent	23.19%	13.66%	7.47%